Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Movement in Goodwill Balance

The movement in goodwill balance is given below:

	Year ended March 31,
	2017		2018
Balance at the beginning of the year	₹	101,991	₹	125,796
Translation adjustment		(4,319)		2,970
Acquisition through business combination		28,124		1,172
Assets reclassified as held for sale		—		(12,354)

Balance at the end of the year	₹	125,796	₹	117,584

Summary of Allocation of Goodwill to CGUs

Goodwill has been allocated to the CGUs as at March 31, 2017 and 2018 as follows:

CGUs	As at March 31, 2017		As at March 31, 2018
Banking Financial Services and Insurance (BFSI)	₹	19,826	₹	17,475
Healthcare and Life Sciences (HLS)		48,144		49,085
Consumer (CBU)		17,442		14,776
Energy, Natural Resources and Utilities (ENU)		16,393		14,863
Manufacturing and Technology (MNT)		23,086		20,406
Communication (COMM)		905		979

	₹	125,796	₹	117,584

Summary of Movement in Intangible Assets

The movement in intangible assets is given below:

	Intangible assets
	Customer related		Marketing related		Total
Gross carrying value:
As at April 1, 2016	₹	18,360	₹	2,587	₹	20,947
Translation adjustment		(546)		(314)		(860)
Acquisition through business combinations		2,714		4,006		6,720

As at March 31, 2017	₹	20,528	₹	6,279	₹	26,807
Accumulated amortization/ impairment:
As at April 1, 2016	₹	4,164	₹	942	₹	5,106
Translation adjustment		(7)		(68)		(75)
Amortization and impairment *		5,107		747		5,854

As at March 31, 2017	₹	9,264	₹	1,621	₹	10,885

Net carrying value as at March 31, 2017	₹	11,264	₹	4,658	₹	15,922

Gross carrying value:
As at April 1, 2017	₹	20,528	₹	6,279	₹	26,807
Translation adjustment		493		103		596
Acquisition through business combinations		5,565		169		5,734

As at March 31, 2018	₹	26,586	₹	6,551	₹	33,137
Accumulated amortization/ impairment:
As at April 1, 2017	₹	9,264	₹	1,621	₹	10,885
Translation adjustment		14		11		25
Amortization and impairment *		2,985		1,129		4,114

As at March 31, 2018	₹	12,263	₹	2,761	₹	15,024

Net carrying value as at March 31, 2018	₹	14,323	₹	3,790	₹	18,113

*	Includes impairment charge on certain intangible assets recognized on acquisitions, amounting to ₹Nil, ₹3,056 and ₹643 for the year ended March 31, 2016, 2017 and 2018, respectively.

Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition

As at March 31, 2018, the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Estimated remaining amortization period
Global oil and gas information technology practice of the Commercial Business Services Business Unit of Science Applications International Corporation	2.25 – 3.25 years
Promax Application Group	4.25 years
Opus Capital Markets Consultants LLC	0.75 – 2.75 years
ATCO I-Tek	6.50 years
Designit AS	0.25 – 2.25 years
Cellent AG	2.75 – 4.75 years
HealthPlan Services	1 – 5 years
Appirio Inc.	2.50 – 8.50 years
Other entities	2 – 14.25 years